N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Name	Term	Minimum Guaranteed Interest Rate*
DCA Market Value Adjustment Option	6 Month	2.90%
DCA Market Value Adjustment Option	12 Month	2.90%

*	The rates shown are the current Minimum Guaranteed Interest Rates for newly issued contracts. Your Minimum Guaranteed Interest Rate is the amount shown on your Contract and can vary by state. Please consult with your representative for availability and current rates.

Fixed Option [Line Items]
Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate*
DCA Market Value Adjustment Option	6 Month	2.90%
DCA Market Value Adjustment Option	12 Month	2.90%

DCA Market Value Adjustment Option, 12 Month [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Market Value Adjustment Option
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.90%	[1]
DCA Market Value Adjustment Option, 6 Month [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Market Value Adjustment Option
Fixed Option Available, Term	6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.90%	[1]

[1]	The rates shown are the current Minimum Guaranteed Interest Rates for newly issued contracts. Your Minimum Guaranteed Interest Rate is the amount shown on your Contract and can vary by state. Please consult with your representative for availability and current rates.